UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

Jackson Variable Series Trust
7601 Technology Way
Denver, CO 80237

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

CIK 0001532747	Series Name (the Class Names are Registered with the SEC are the same as the Fund Names listed below)	Fund Series ID	Class ID
	JNAM Guidance – Conservative Fund	S000035568	C000108979

	JNAM Guidance – Equity 100 Fund	S000037896	C000116992

	JNAM Guidance – Equity Income Fund	S000035587	C000108998

	JNAM Guidance – Fixed Income 100 Fund	S000037897	C000116993

	JNAM Guidance – Growth Fund	S000040543	C000125766

	Curian Guidance – Institutional Alt 65 Fund	S000035592	C000109003

	Curian Guidance – Alt 100 Conservative Fund	S000040544	C000125767

	Curian Guidance – Alt 100 Growth Fund	S000040545	C000125768

	JNAM Guidance – Alt 100 Fund	S000035593	C000109004

	JNAM Guidance – Interest Rate Opportunities Fund	S000040531	C000125754

	Curian Guidance – International Conservative Fund	S000040546	C000125769

	Curian Guidance – International Growth Fund	S000040548	C000125771

	Curian Guidance – International Moderate Fund	S000040547	C000125770

	JNAM Guidance – Maximum Growth Fund	S000035589	C000109000

	JNAM Guidance – Moderate Fund	S000035579	C000108990

	JNAM Guidance – Moderate Growth Fund	S000035588	C000108999

	Curian Guidance – Multi-Strategy Income Fund	S000040542	C000125765

	JNAM Guidance – Real Assets Fund	S000040549	C000125772

	Curian Guidance – Tactical Maximum Growth Fund	S000035591	C000109002

	Curian Guidance – Tactical Moderate Growth Fund	S000035590	C000109001

	Curian Dynamic Risk Advantage – Growth Fund	S000035573	C000108984

	Curian Dynamic Risk Advantage – Diversified Fund	S000035572	C000108983

	Curian Dynamic Risk Advantage – Income Fund	S000035574	C000108985

	JNL Tactical ETF Conservative Fund	S000035569	C000108980

	JNL Tactical ETF Moderate Fund	S000035570	C000108981

	JNL Tactical ETF Growth Fund	S000035571	C000108982

	Curian/Aberdeen Latin America Fund	S000040532	C000125755

	JNL/American Funds Global Growth Fund	S000041929	C000130223

	JNL/American Funds Growth Fund	S000035575	C000108986

	JNL/AQR Risk Parity Fund	S000035576	C000108987

	Curian/Ashmore Emerging Market Small Cap Equity Fund	S000040533	C000125756

	Curian/Baring International Fixed Income Fund	S000040534	C000125757

	JNL/BlackRock Global Long Short Credit Fund	S000040535	C000125758

	Curian/CenterSquare International Real Estate Securities Fund	S000040541	C000125764

	JNL/DFA U.S. Micro Cap Fund	S000037898	C000116994

	JNL/DoubleLine Total Return Fund	S000041930	C000130224

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	S000040536	C000125759

	JNL/Epoch Global Shareholder Yield Fund	S000035577	C000108988

	JNL/FAMCO Flex Core Covered Call Fund	S000035578	C000108989

	JNL/WMC Focused International Equity Fund	S000041931	C000130225

	JNL/The London Company Focused U.S. Equity Fund	S000041932	C000130226

	JNL/Mellon Capital Frontier Markets 100 Index Fund	S000037899	C000116995

	JNL/Franklin Templeton Natural Resources Fund	S000035580	C000108991

	JNL/Lazard International Strategic Equity Fund	S000040537	C000125760

	JNL/PPM America Long Short Credit Fund	S000040538	C000125761

	JNL/Neuberger Berman Currency Fund	S000037900	C000116996

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	S000045525	C000141741

	JNL/Nicholas Convertible Arbitrage Fund	S000035582	C000108993

	JNL/PIMCO Credit Income Fund	S000035583	C000108994

	Curian/PineBridge Merger Arbitrage Fund	S000035584	C000108995

	Curian/Schroder Emerging Europe Fund	S000040539	C000125762

	JNL/T. Rowe Price Capital Appreciation Fund	S000041933	C000130227

	JNL/The Boston Company Equity Income Fund	S000035585	C000108996

	Curian/UBS Global Long Short Fixed Income Opportunities Fund	S000040540	C000125763

	JNL/Van Eck International Gold Fund	S000037901	C000116997

3.         Investment Company Act File Number:
811-22613

Securities Act File Number:

333-177369
4(a).     Last day of fiscal year for which this Form is filed:
December 31, 2015

4(b).     []            Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.). (See Instruction A.2)

4(c).     []            Check box if this is the last time the issuer will be filing this Form.

5.            Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 1,480,748,406

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $ 915,027,384

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$ 0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 915,027,384

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 565,721,022

(vi)	Redemption credits available for use in future years $ 0
-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9): x .0001007

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter "0" if no fee is due): =$ 56,968

6.         Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 56,968

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 21, 2016

Method of Delivery:
[X] Wire Transfer
[] Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Chief Financial Officer
Date:	March 29, 2016

*Please print the name and title of the signing officer below the signature.